Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Other Liabilities Disclosure [Abstract]
Other Liabilities [Table Text Block]
Other current liabilities consist of the following:

	December 31, 2012	December 31, 2011

Other payables	$400,279	$403,598
Accrued expenses	178,587	335,511
Accrued salaries and welfare	291,291	333,974
Provision for taxation - PRC	2,338,539	2,332,823
Accrued interest	2,144,626	2,804,169

Total	$5,353,322	$6,210,075